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GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                               DATED MARCH 6, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                       "GOLDENSELECT DVA PLUS PROSPECTUS"

                          -----------------------------

GENERAL DESCRIPTION OF THE GET FUND

A series of the ING GET Fund (the "GET Fund") may be available during the accumulation phase of the Contract. Golden American Life Insurance Company (the Company, we, our) makes a guarantee, as described below, when you allocate money into a GET Fund series. Each GET Fund series has an offering period of three months which precedes the guarantee period. We will offer the GET Fund shares only during the offering period for a GET Fund series. The GET Fund investment option may not be available in your state. You may not elect to allocate money into a GET Fund series if you have elected one of the living benefit riders available under your Contract.

Various series of the GET Fund may be offered from time to time, and additional charges will apply if you elect to invest in one of these series. Please see below for a projected schedule of GET Fund series offerings.

ING Investment Management, Inc. serves as investment adviser to the GET Fund. Please read the GET Fund prospectus for a more complete description of the GET Fund, including its charges and expenses.

INVESTMENT OBJECTIVE OF THE GET FUND

GUARANTEE PERIOD

The GET Fund Series seeks to achieve maximum total return and minimal exposure of the Series assets to a market loss, by participating, to the extent possible, in favorable equity market performance during the guarantee period. During the guarantee period, GET Fund assets will be invested in a combination of fixed income and equity securities.

OFFERING PERIOD

         NEW PREMIUM. Generally, during the offering period, all GET Fund assets will be invested in short-term instruments. As an alternative to investing directly into the GET Fund during the offering period, there may be other options available, providing for allocation of new premium instead to the Fixed Account (or fixed interest allocation). If this alternative is available, a fixed rate of return will apply during the offering period. On the last day of the GET Fund offering period, the value of that investment (premium amount, plus accrued interest and less any charges), will be transferred to the GET Fund.

         REALLOCATIONS AND MATURITY OF GET SERIES. For reallocations to a new GET Fund series, or upon maturity of a prior GET Fund series, all allocations to the GET Fund during the offering period will be in the GET Fund and will be invested in short-term instruments.

THE GET FUND GUARANTEE

The Company guarantees that the value of an accumulation unit of the GET Fund subaccount under the contract on the maturity date (as valued after the close of business on the maturity date) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET Fund subaccount to make up the difference. This means that if you remain invested in the GET Fund until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to the GET Fund as of the last day of the offering period, less charges not reflected in the accumulation unit value, including any charges deducted for the earnings multiplier rider, or any amounts you transfer or withdraw from the GET Fund subaccount. The value of dividends and distributions made by the GET Fund throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from the GET Fund before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted for fees and charges.

MATURITY DATE

Before the maturity date, we will send a notice to each contract owner who has amounts in the GET Fund. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET Fund amounts. If you do not make a choice, on the maturity date we will transfer your GET Fund amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET Fund amounts to the fund or funds that we designate.

The following information supplements the " Fees and Expenses " information contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT

In addition to the amounts currently listed under the heading "Separate Account Annual Charges" in the prospectus, we will make a daily deduction of a GET Fund Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET Fund investment option:

GET FUND GUARANTEE CHARGE (deducted daily during the Guarantee Period)  0.50%
MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES                                 2.10%/1/
TOTAL WITH GET FUND GUARANTEE CHARGE                                    2.60%

The following information supplements the fund expense tables contained in the prospectus:

ING GET FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

                                                                  TOTAL FUND                       TOTAL FUND
                                DISTRIBUTION                        ANNUAL                           ANNUAL
                               AND/OR SERVICE                      EXPENSES                         EXPENSES
               INVESTMENT          (12B-1)                         WITHOUT       TOTAL WAIVERS   AFTER WAIVERS
               ADVISORY FEES2        FEE            OTHER         WAIVERS OR     OR REDUCTIONS   OR REDUCTIONS
                                                   EXPENSES       REDUCTIONS
               --------------- ---------------- --------------- --------------- ---------------- ---------------
GET Fund           0.60%            0.25%           0.15%           1.00%            0.00%           1.00%

For more information regarding expenses paid out of assets of the fund, see the GET Fund prospectus.

          -------------------------

          1 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

          2 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

The following information supplements the "Examples" contained in the prospectus:

EXAMPLES -- ING GET FUND

The following four examples are designed to show you the expenses you would pay on a $1,000 investment that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets (based on an average contract value of $85,000). Expenses for the GET Fund also reflect the asset-based GET Fund guarantee charge of 0.50% of assets in the GET Fund. Because a GET Fund series has a five year period to maturity, no GET Fund expenses are shown in the 10 year expense column for the GET Fund. Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. Expenses would be somewhat lower for allocations to the Liquid Asset or Limited Maturity bond Portfolios. If another death benefit option is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

Example 1:

If you surrender your Contract at the end of the applicable time period and elected the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

      ---------------------------------------------------------------------
                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
      ---------------------------------------------------------------------
        ING GET FUND
        ING GET Fund            $114        $191         $261         N/A
      ---------------------------------------------------------------------


Example 2:

If you do not surrender your Contract at the end of the applicable time period and elected the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

      ---------------------------------------------------------------------
                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
      ---------------------------------------------------------------------
        ING GET FUND
        ING GET Fund            $44         $131         $221         N/A
      ---------------------------------------------------------------------


Example 3:

If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

      --------------------------------------------------------------------
                               1 YEAR     3 YEARS      5 YEARS    10 YEARS
      --------------------------------------------------------------------
        ING GET FUND
        ING GET Fund             $103       $161         $212        N/A
      --------------------------------------------------------------------


Example 4:

If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider, you would pay the following expenses for each $1,000 invested:

      ---------------------------------------------------------------------
                              1 YEAR      3 YEARS      5 YEARS     10 YEARS
      ---------------------------------------------------------------------
        ING GET FUND
        ING GET Fund            $33         $101         $172         N/A
      ---------------------------------------------------------------------


The following information supplements the "Withdrawals" section of the prospectus:

Amounts allocated to the GET Fund will not be included in pro rata withdrawals from the subaccounts in which you are invested. If you want a withdrawal to come from amounts allocated to the GET Fund, you must so specify in your withdrawal request.

The following information supplements the "Transfers Among Your Investments" section of the prospectus:

The GET Fund may not be included in a dollar cost averaging program. In addition, automatic rebalancing does not affect any amounts that you have allocated to the GET Fund.

The following information supplements "Appendix B -- Description of Underlying Investment Options" contained in the prospectus:

ING GET FUND
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period.

POLICIES

Prior to the date on which the guarantee period begins, assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short-to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in the GET Fund are those generally attributable to stock and bond investing. The success of the GET Fund's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because the GET Fund invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, the GET Fund assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on the GET Fund would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, the GET Fund assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces the GET Fund's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: ING Investment Management, Inc.


PROJECTED SCHEDULE OF ING GET FUND OFFERINGS



                            OFFERING DATES       GUARANTEE DATES
         ------------------ -------------------- ------------------
         GET U Series       12/12/02-03/12/03    03/13/03-03/14/08

         GET V Series       03/13/03-06/12/03    06/13/03-06/13/08







ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

124679   GoldenSelect DVA Plus                                          03/06/03